FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2020
Disclosure of financial risk management [text block] [Abstract]
FINANCIAL RISK MANAGEMENT

NOTE 3 - FINANCIAL RISK MANAGEMENT

3.1. Financial risk factors

The Company is exposed to different financial risks: (a) market risk, (b) credit risk, and (c) liquidity risk. The program overall risk management of the Company aims to minimize the adverse effects of financial risks affecting the company.

(a) Market risk

Due to the nature of its operations, the Company is exposed to market factors such as: (i) fuel-price risk, (ii) exchange -rate risk (FX), and (iii) interest -rate risk.

The Company has developed policies and procedures for managing market risk, which aim to identify, quantify, monitor and mitigate the adverse effects of changes in market factors mentioned above.

For the foregoing, Management monitors the evolution of price levels, exchange rates and interest rates, quantifies exposures and their risk, and develops and executes hedging strategies.

(i) Fuel-price risk:

Exposure:

For the execution of its operations the Company purchases a fuel called Jet Fuel grade 54 USGC, which is subject to the fluctuations of international fuel prices.

Mitigation:

To hedge the risk exposure fuel, the Company operates with derivative instruments (swaps and options) whose underlying assets may be different from Jet Fuel, being possible use West Texas Intermediate (“WTI”) crude, Brent (“BRENT”) crude and distillate Heating Oil (“HO”), which have a high correlation with Jet Fuel and greater liquidity.

Fuel Hedging Results:

During the year ended December 31, 2020, the Company recognized losses of US$ 14.3 million (negative) for fuel hedge net of premiums in the costs of sale for the year. During the same year of 2019, the Company recognized losses of US$ 23.1 million for the same concept.

As of the end of March 31, the Company has determined that the highly probable expected transactions, which made up the hedged item, will no longer occur in the formally established magnitudes, therefore it has stopped recognizing these contracts under the accounting of hedge recognizing for the year ended December 31,2020 a loss of US$ 50.8 million in the line in Other gains (losses) of the income statement, as a reclassification effect from other reserves from the statement of comprehensive income and a loss of US$ 30.8 million corresponding to the premiums associated with these contracts. On November 2020, the new fuel derivatives taken by the Company were classified as hedge accounting.

As of December 31, 2020 the market value of the fuel positions was US$ 1.3 million (positive). At the end of December 2019, this market value was US$ 48.5 million (positive).

The following tables show the level of hedge for different periods:

Positions as of December 31, 2020 (*)	Maturities
	Q121	Q221	Q321	Q421	Total

Percentage of coverage over the expected volume of consumption	3.0%	2.8%	2.6%	2.6%	2.7%

(*) The percentage shown in the table considers all the hedging instruments (swaps and options).

Positions as of December 31, 2019 (*)	Maturities
	Q120	Q220	Q320	Q420	Total

Percentage of coverage over the expected volume of consumption	65%	61%	20%	19%	41%

(*) The volume shown in the table considers all the hedging instruments (swaps and options).

Sensitivity analysis

A drop in fuel price positively affects the Company through a reduction in costs. However, also negatively affects contracted positions as these are acquired to protect the Company against the risk of a rise in price. The policy therefore is to maintain a hedge-free percentage in order to be competitive in the event of a drop in price.

The current hedge positions they are booked as cash flow hedge contracts, so a variation in the fuel price has an impact on the Company’s net equity.

The following tables show the sensitization of financial instruments according to reasonable changes in the price of fuel and their effect on equity.

The calculations were made considering a parallel movement of US$ 5 per barrel in the underlying reference price curve at the end of December 2019 and 2020. The projection period was defined until the end of the last fuel hedging contract in force, being the last business day of the fourth quarter of the year 2021.

	Positions as of December 31, 2020	Positions as of December 31, 2019
Benchmark price	effect on Statement of Income	effect on Equity
(US$ per barrel)	(MUS$)	(MUS$)

+5	+0.6	+15.4
-5	-0.6	- 34.5

Given the fuel hedging structure during 2020, which considers a portion free of hedges, a vertical drop of 5 dollars in the JET reference price (considered as the monthly daily average), would have meant an impact of approximately US$ 160.5 million lower fuel cost. For the same period, a vertical rise of 5 dollars in the JET reference price (considered as the monthly daily average), would have meant an approximate impact of US$ 135.0 million in higher fuel costs.

(ii) Foreign exchange rate risk:

Exposure:

The functional and presentation currency of the financial statements of the Parent Company is the US dollar, so that the risk of the Transactional and Conversion exchange rate arises mainly from the Company’s business, strategic and accounting operating activities that are expressed in a monetary unit other than the functional currency.

The subsidiaries of LATAM are also exposed to foreign exchange risk whose impact affects the Company’s Consolidated Income.

The largest operational exposure to LATAM’s exchange risk comes from the concentration of businesses in Brazil, which are mostly denominated in Brazilian Real (BRL), and are actively managed by the company.

At a lower concentration, the Company is also exposed to the fluctuation of other currencies, such as: Euro, Pound sterling, Australian dollar, Colombian peso, Chilean peso, Argentine peso, Paraguayan Guarani, Mexican peso, Peruvian Sol and New Zealand dollar.

Mitigation:

The Company mitigates currency risk exposures by contracting derivative instruments or through natural hedges or execution of internal operations.

Exchange Rate Hedging Results (FX):

With the objective of reducing exposure to the exchange rate risk in the operational cash flows of 2020, and securing the operating margin, LATAM makes hedges using FX derivatives.

As of December 31, 2020, the Company did not maintain FX derivatives. At the end of December 2019, this market value was MUS$ 0.01 (negative).

During the year ended December 31, 2020, the Company recognized gains of US$ 3.2 million for FX coverage net of premiums. During the same period of 2019, the Company recognized gains of US$ 1.9 million for FX hedging net of premiums.

As of December 31, 2020, the Company had no current FX derivatives for BRL. At the end of December 2019, the Company maintain current FX derivatives for BRL for MUS$ 15.

During 2019 the company contracted FX derivatives recognized in results amounts to USS$ 6.2 million (negative) net of premiums. As of December 31, 2020, the Company does not hold FX derivatives that are not under hedge accounting.

Sensitivity analysis:

A depreciation of the R$/US$ exchange rate, negatively affects the Company’s operating cash flows, however, also positively affects the value of the positions of derivatives contracted.

FX derivatives are recorded as cash flow hedge contracts; therefore, a variation in the exchange rate has an impact on the market value of the derivatives, the changes of which affect the Company’s net equity.

The following table shows the sensitization of FX derivative instruments according to reasonable changes in the exchange rate and its effect on equity. The Company did not maintain FX derivatives in force for BRL as of December 31, 2020:

Appreciation (depreciation)(*)	Effect at December 31, 2020	Effect at December 31, 2019
of R$	MUS$	MUS$

-10%	-	-0.6
+10%	-	+1.1

(*) Appreciation (depreciation) of US$ regard to the covered currencies.

During 2017 and 2019, the Company contracted swap currency derivatives for debt coverage issued the same years by notionals UF 8.7 million and UF 5.0 million, respectively. As of December 31, 2020 Company does not has currency hedge swap. At the end of December 2019, this market value was MUS$ 22.7 (negative).

In the case of TAM S.A, whose functional currency is the Brazilian real, a large part of its liabilities is expressed in US dollars. Therefore, when converting financial assets and liabilities, from dollar to real, they have an impact on the result of TAM S.A., which is consolidated in the Company’s Income Statement.

In order to reduce the impact on the Company’s result caused by appreciations or depreciations of R $ / US $, the Company has executed internal operations to reduce the net exposure in US $ for TAM S.A.

The following table shows the variation of financial performance to appreciate or depreciate 10% exchange rate R$/US$:

Appreciation (depreciation)(*)	Effect at December 31, 2020	Effect at December, 2019
of R$/US$(*)	MUS$	MUS$

-10%	+10.9	+9.5
+10%	- 10.9	-9.5

(*)	Appreciation (depreciation) of US$ regard to the covered currencies.

Effects of exchange rate derivatives in the Financial Statements

The profit or losses caused by changes in the fair value of hedging instruments are segregated between intrinsic value and temporary value. The intrinsic value is the actual percentage of cash flow covered, initially shown in equity and later transferred to income, while the hedge transaction is recorded in income. The temporary value corresponds to the ineffective portion of cash flow hedge which is recognized in the financial results of the Company (Note 19).

Due to the functional currency of TAM S.A. and Subsidiaries is the Brazilian real, the Company presents the effects of the exchange rate fluctuations in Other comprehensive income by converting the Statement of financial position and Income statement of TAM S.A. and Subsidiaries from their functional currency to the U.S. dollar, which is the presentation currency of the consolidated financial statement of LATAM Airlines Group S.A. and Subsidiaries. The Goodwill generated in the Business combination is recognized as an asset of TAM S.A. and Subsidiaries in Brazilian real whose conversion to U.S. dollar also produces effects in other comprehensive income.

The following table shows the change in Other comprehensive income recognized in Total equity in the case of appreciate or depreciate 10% the exchange rate R$/US$:

Appreciation (depreciation)	Effect at December 31, 2020	Effect at December 31, 2019
of R$/US$	MUS$	MUS$

-10%	+191.53	+402.48
+10%	-156.71	-329.29

(iii) Interest -rate risk:

Exposure:

The Company is exposed to fluctuations in interest rates affecting the markets future cash flows of the assets, and current and future financial liabilities.

The Company is exposed in one portion to the variations of London Inter-Bank Offer Rate (“LIBOR”) and other interest rates of less relevance are Brazilian Interbank Deposit Certificate (“IDC”).

Mitigation:

At the end of December 2020, the Company did not have current interest rate derivative positions. Currently a 42% (62% at December 31, 2019) of the debt is fixed to fluctuations in interest rate.

Rate Hedging Results:

As of December 31, 2020, the Company did not hold current interest rate derivative positions. At the end of December 2019, this market value was US$ 2.6 million (positive).

Sensitivity analysis:

The following table shows the sensitivity of changes in financial obligations that are not hedged against interest-rate variations. These changes are considered reasonably possible, based on current market conditions each date.

Increase (decrease)	Positions as of December 31, 2020	Positions as of December 31, 2019
futures curve	effect on profit or loss before tax	effect on profit or loss before tax
in libor 3 months	(MUS$)	(MUS$)

+100 basis points	-42.11	-27.60
-100 basis points	+42.11	+27.60

Much of the current rate derivatives are registered for as hedges of cash flow, therefore, a variation in the exchange rate has an impact on the market value of derivatives, whose changes impact on the Company’s net equity.

At December 31, 2020 Company does not has interest rate hedge. The calculations were made increasing (decreasing) vertically 100 basis points of the three-month Libor futures curve, being both reasonably possible scenarios according to historical market conditions.

Increase (decrease)	Positions as of December 31, 2020	Positions as of December 31, 2019
futures curve	effect on equity	effect on equity
in libor 3 months	(MUS$)	(MUS$)

+100 basis points	-	+13.62
-100 basis points	-	-14.71

The assumptions of sensitivity calculation must assume that forward curves of interest rates do not necessarily reflect the real value of the compensation flows. Moreover, the structure of interest rates is dynamic over time.

During the periods presented, the Company has no registered amounts by ineffectiveness in consolidated statement of income for this kind of hedging.

On July 27, 2017, the Financial Conduct Authority (LIBOR regulating authority) announced its intention to stop asking banks to submit rates for the calculation of LIBOR after 2021. The Federal Reserve Board and the Fed of New York then convened the Alternative Reference Rates Committee (ARRC), a group of private market participants, to help ensure a successful transition from LIBOR in US dollars (USD) to a more robust reference rate, their recommended alternative, the Overnight Guaranteed Financing Rate (SOFR). Although the adoption of SOFR is voluntary, the impending discontinuation of LIBOR makes it essential that market participants consider moving to alternative rates such as SOFR and that they have appropriate alternative language in existing contracts that reference LIBOR.

(b) Credit risk

Credit risk occurs when the counterparty does not meet its obligations to the Company under a specific contract or financial instrument, resulting in a loss in the market value of a financial instrument (only financial assets, not liabilities). Given the impact of COVID-19 on the operation, the client portfolio as of December 31, 2020 decreased when compared to the balance as of December 31, 2019 by 51%, due to a reduction in company-wide operations, mainly in passenger transport (travel agencies and corporate) and in the case of clients who were left with debt and that management considered risky, the corresponding measures were taken to consider their expected credit loss. For this reason, the provision at the end of December 2020 had an increase of 21.7% compared to the previous period.

The Company is exposed to credit risk due to its operational activities and its financial activities, including deposits with banks and financial institutions, investments in other types of instruments, exchange rate transactions and contracting derivative instruments or options.

To reduce the credit risk related to operational activities, the Company has implemented credit limits to limit the exposure of its debtors, which are permanently monitored for the LATAM network, when deemed necessary, agencies have been blocked for cargo and passenger businesses.

(i) Financial activities

Cash surpluses that remain after the financing of assets necessary for the operation are invested according to credit limits approved by the Company’s Board, mainly in time deposits with different financial institutions, private investment funds, short-term mutual funds, and easily-liquidated corporate and sovereign bonds with short remaining maturities. These investments are booked as Cash and cash equivalents and other current financial assets.

In order to reduce counterparty risk and to ensure that the risk assumed is known and managed by the Company, investments are diversified among different banking institutions (both local and international). The Company evaluates the credit standing of each counterparty and the levels of investment, based on (i) their credit rating, (ii) the equity size of the counterparty, and (iii) investment limits according to the Company’s level of liquidity. According to these three parameters, the Company chooses the most restrictive parameter of the previous three and based on this, establishes limits for operations with each counterparty.

The Company has no guarantees to mitigate this exposure.

Additionally, section 345(b) of the Chapter 11 of the US Bankruptcy Code imposes restrictions on, among other things, the institutions where the Debtors can hold their cash. In particular, it establishes that cash should be held in what are called Authorized Bank Depositories, which are US Banking Institutions that are accepted by the US Trustee Program of the US Department of Justice. Such Authorized Bank Depositories have generally agreed with the US Trustee Program to maintain collateral of no less than 115% of the aggregate funds on deposit (in excess of FDIC insurance limit) by (i) surety bond or (ii) US Treasury securities. Consequently, pursuant to Section 345(b), as implemented through an agreement with the Office of the United States Trustee, as of the year end the Company held the majority of its cash and equivalents in Banks in the US that are depositories authorized by Office of the United States Trustee for the Southern District of New York. Otherwise, the DIP Facility contains certain restrictions on new investments made by the Debtors during the term of the facility.

(ii) Operational activities

The Company has four large sales “clusters”: travel agencies, cargo agents, airlines and credit-card administrators. The first three are governed by International Air Transport Association, international (“IATA”) organization comprising most of the airlines that represent over 90% of scheduled commercial traffic and one of its main objectives is to regulate the financial transactions between airlines and travel agents and cargo. When an agency or airline does not pay their debt, they are excluded from operating with IATA’s member airlines. In the case of credit-card administrators, they are fully guaranteed by 100% by the issuing institutions.

Under certain of the Company’s credit card processing agreements, the financial institutions have the right to require that the Company maintain a reserve equal to a portion of advance ticket sales that have been processed by that financial institution, but for which the Company has not yet provided the air transportation. Additionally, the financial institutions have the ability to require additional collateral reserves or withhold payments related to receivables to be collected if increased risk is perceived related to liquidity covenants in these agreements or negative balances occur.

The exposure consists of the term granted, which fluctuates between 1 and 45 days.

One of the tools the Company uses for reducing credit risk is to participate in global entities related to the industry, such as IATA, Business Sales Processing (“BSP”), Cargo Account Settlement Systems (“CASS”), IATA Clearing House (“ICH”) and banks (credit cards). These institutions fulfill the role of collectors and distributors between airlines and travel and cargo agencies. In the case of the Clearing House, it acts as an offsetting entity between airlines for the services provided between them. A reduction in term and implementation of guarantees has been achieved through these entities. Currently the sales invoicing of TAM Linhas Aéreas S.A. related with travel agents and cargo agents for domestic transportation in Brazil is done directly by TAM Linhas Aéreas S.A.

Credit quality of financial assets

The external credit evaluation system used by the Company is provided by IATA. Internal systems are also used for particular evaluations or specific markets based on trade reports available on the local market. The internal classification system is complementary to the external one, i.e. for agencies or airlines not members of IATA, the internal demands are greater.

To reduce the credit risk associated with operational activities, the Company has established credit limits to abridge the exposure of their debtors which are monitored permanently (mainly in case of operational activities of TAM Linhas Aéreas S.A. with travel agents). The bad-debt rate in the principal countries where the Company has a presence is insignificant.

(c) Liquidity risk

Liquidity risk represents the risk that the Company does not have sufficient funds to pay its obligations.

Due to the cyclical nature of its business, the operation and investment needs, along with the need for financing, the Company requires liquid funds, defined as Cash and cash equivalents plus other short-term financial assets, to meet its payment obligations. On May 26, 2020, the Company and its subsidiaries in Chile, Peru, Colombia, Ecuador and the United States began a voluntary process of reorganization and restructuring of their debt under the protection of the Chapter 11 of the United States, to which on July 9, the Brazilian subsidiary and certain of its subsidiaries were included, in order to preserve the group’s liquidity. In light of the unprecedented impact COVID-19 has had on the global aviation industry, this reorganization process provides LATAM with the opportunity to work with the group’s creditors, and main stakeholders, to reduce its debt and obtain new sources of financing, providing the company with the tools to adapt the group to this new reality.

The balance of liquid funds, future cash generation and the ability to obtain financing, provides the Company with alternatives to meet future investment and financing commitments.

As of December 31, 2020, the balance of liquid funds is US$ 1,696 million (US $ 1,073 million as of December 31, 2019), which are invested in short-term instruments through financial entities with high-risk classification.

As of December 31, 2020, LATAM maintains a committed revolving credit facility (Revolving Credit Facility) for a total amount of US$ 600 million, which is fully drawn. This line is secured by and subject to the availability of collateral (i.e. aircraft, engines and spare parts).

In order to preserve liquidity, the Company has implemented a series of measures. Among them, the Company proposed 50% salary reduction to the entire organization for the second quarter, which was accepted by more than 90% of the employees. For the third quarter, the salary reduction to the entire organization was between 20% and 25%, which also had an adhesion of more than 90% of the group’s employees, and for the fourth quarter a reduction of 15% was proposed, which also achieved high levels of adherence.

Finally, during the year 2020, the company has reduced its planned investments for 2020 by approximately US$ 698 million, mainly related to maintenance, given the lower operation, purchase of engines, investments in cabins and other projects, given the reduced operation. In addition, LATAM did not receive aircrafts that were previously committed to be delivered during 2020, which at the beginning of the year amounted to US$ 408 million.

After filing Chapter 11 protection, the company received authorization from the Bankruptcy Court for the “debtors in possession” (DIP) financing, in the form of a multi-draw term loan facility in an aggregate principal amount of up to US$ 2,450 million. This facility consists of two tranches in which the following creditors participate:

1) A Tranche A, which is committed for up to US$ 1,300 million, out of which (i) US$ 1,125 million were be provided by Oaktree Capital Management, L.P. or certain entities related to it; and (ii) US$ 175 million were be provided by Knighthead, Jefferies and / or other entities that are part of the syndicate of creditors organized by Jefferies; and

2) A Tranche C for a capital amount of up to US$ 1,150 million, of which (i) US$ 750 million was provided by a certain group of LATAM’s shareholders composed by Grupo Cueto, Grupo Eblen and Qatar Airways, or certain related entities; (ii) US$ 250 million was provided by Knighthead, Jefferies and / or other entities that are part of the syndicate of creditors organized by Jefferies; and (iii) US$ 150 million which was committed by certain additional shareholder investors through a public investment fund managed by Toesca S.A. on November 6, 2020 through a joinder to the DIP Agreement.

In addition, this proposal contemplates a possible Tranche B for up to an additional US$ 750 million, subject to the authorization of the Court and other customary conditions for this type of operations.

On October 8, 2020, the first disbursement took place under the DIP Credit Agreement for a 50% of the total funds committed to that date, US$ 1,150 million. Pursuant to the terms of the DIP Agreement, the Debtors will be required to maintain consolidated liquidity of at least US$ 400 million, taking into consideration the undrawn portion of the DIP financing, and meet certain milestones with respect to the bankruptcy process).

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2020

Debtor: LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile.

					More than	More than	More than					Annual
Tax No.	Creditor	Creditor country	Currency	Up to 90 days	90 days to one year	one to three years	three to five years	More than five years	Total	Nominal value	Amortization	Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Loans to exporters

97.018.000-1	SCOTIABANK	Chile	US$	76,929	-	-	-	-	76,929	74,000	At Expiration	3.08	3.08
97.030.000-7	BANCO ESTADO	Chile	US$	41,543	-	-	-	-	41,543	40,000	At Expiration	3.49	3.49
76.645.030-K	ITAU	Chile	US$	20,685	-	-	-	-	20,685	20,000	At Expiration	4.20	4.20
97.951.000-4	HSBC	Chile	US$	12,545	-	-	-	-	12,545	12,000	At Expiration	4.15	4.15

Bank loans

97.023.000-9	CORP BANCA	Chile	UF	11,631	-	-	-	-	11,631	11,255	Quarterly	3.35	3.35
0-E	SANTANDER	Spain	US$	3,323	2,678	139,459	-	-	145,460	139,459	Quarterly	2.80	2.80
76.362.099-9	BTG	Chile	UF	2,104	68,920	-	-	-	71,024	67,868	At Expiration	3.10	3.10

Obligations with the public

97.030.000-7	BANCO ESTADO	Chile	UF	23,210	26,857	217,555	35,041	429,101	731,764	560,113	At Expiration	4.81	4.81
0-E	BANK OF NEW YORK	U.S.A.	US$	80,063	76,125	208,250	836,063	828,000	2,028,501	1,500,000	At Expiration	7.16	6.94

Guaranteed obligations

0-E	BNP PARIBAS	U.S.A.	US$	50,500	40,889	104,166	107,342	219,666	522,563	474,273	Quarterly / Semiannual	2.95	2.95
0-E	NATIXIS	France	US$	47,918	37,509	84,048	84,487	35,712	289,674	271,129	Quarterly	3.11	3.11
0-E	INVESTEC	England	US$	11,502	9,425	21,042	-	-	41,969	37,870	Semiannual	6.21	6.21
0-E	MUFG	U.S.A.	US$	37,114	28,497	77,881	80,678	194,901	419,071	382,413	Quarterly	2.88	2.88
0-E	SMBC	U.S.A.	US$	131,345	-	-		-	131,345	130,000	At Expiration	1.73	1.73

Other guaranteed obligation

0-E	CREDIT AGRICOLE	France	US$	1,347	275,773	-	-	-	277,120	273,199	At Expiration	1.92	1.92
0-E	MUFG	U.S.A.	US$	87,611	74,852	119,460	19,950	-	301,873	291,519	Quarterly	2.67	2.67
0-E	CITIBANK	U.S.A.	US$	3,405	10,404	603,443	-	-	617,252	600,000	At Expiration	2.27	2.27
0-E	BANK OF UTAH	U.S.A.	US$	-	-	952,990	-	-	952,990	793,003	At Expiration	22.19	13.19

Financial lease

0-E	ING	U.S.A.	US$	5,965	-	-	-	-	5,965	5,965	Quarterly	5.71	5.01
0-E	CREDIT AGRICOLE	France	US$	13,889	2,057	2,062	-	-	18,008	17,961	Quarterly	1.99	1.54
0-E	CITIBANK	U.S.A.	US$	79,117	61,983	118,372	46,115	19,118	324,705	312,792	Quarterly	2.58	1.77
0-E	PEFCO	U.S.A.	US$	1,926	-	-	-	-	1,926	1,926	Quarterly	5.65	5.03
0-E	BNP PARIBAS	U.S.A.	US$	14,851	2,343	793	-	-	17,987	17,951	Quarterly	1.81	1.41
0-E	WELLS FARGO	U.S.A.	US$	114,952	104,946	237,945	99,232	-	557,075	541,406	Quarterly	2.43	1.74

97.036.000-K	SANTANDER	Chile	US$	21,551	17,851	26,308	-	-	65,710	65,247	Quarterly	1.30	0.76

0-E	RRPF ENGINE LEASING	England	US$	4,093	3,382	8,826	4,870	-	21,171	18,489	Monthly	4.01	4.01
0-E	APPLE BANK	U.S.A.	US$	4,589	4,763	12,977	755	-	23,084	22,730	Quarterly	1.61	1.01
0-E	BTMU	U.S.A.	US$	11,620	9,647	26,261	770	-	48,298	47,609	Quarterly	1.63	1.03
0-E	US BANK	U.S.A.	US$	60,527	54,611	144,670	86,076	-	345,884	327,419	Quarterly	4.00	2.82
0-E	PK AIRFINANCE	U.S.A.	US$	4,624	12,202	3,153	-		19,979	19,522	Monthly	1.98	1.98
	TOTAL			980,479	925,714	3,109,661	1,401,379	1,726,498	8,143,731	7,077,118

(*)	Oblligation are presented according original contractual condition and do not considered any Chapter 11 resolution. See detail on Note 19.

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2020

Debtor: TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil.

					More than	More than	More than
				Up to	90 days	one to	three to	More than				Annual
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Bank loans

0-E	NCM	Netherlands	US$	452	497	61	-	-	1,010	943	Monthly	6.01	6.01
0-E	BANCO BRADESCO	Brazil	BRL	91,672	-	-	-	-	91,672	80,175	Monthly	4.34	4.33
0-E	BANCO DO BRASIL	Brazil	BRL	208,987	-	-	-	-	208,987	199,557	Monthly	3.95	3.95

Financial leases

0-E	NATIXIS	France	US$	31,482	9,276	42,383	-	-	83,141	81,260	Quarterly / Semiannual	4.09	4.09
0-E	WAC AP OU LEASING S.A.	Luxembourg	US$	2,460	2,442	25	-	-	4,927	4,759	Quarterly	2.00	2.00
0-E	SOCIÉTÉ GÉNÉRALE MILAN BRANCH	Italy	US$	134,919	-	-	-	-	134,919	144,120	Quarterly	3.07	3.01
0-E	GA TELESIS LLC	U.S.A.	US$	758	1,753	4,675	4,675	7,969	19,830	12,261	Monthly	14.72	14.72

	TOTAL			470,730	13,968	47,144	4,675	7,969	544,486	523,075

(*)	Oblligation are presented according original contractual condition and do not considered any Chapter 11 resolution. See detail on Note 19.

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2020

Debtor: LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2, Chile.

					More than	More than	More than
				Up to	90 days	one to	three to	More than				Annual
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Lease Liability
-	AIRCRAFT	OTHERS	US$	226,510	679,529	877,438	812,821	889,072	3,485,370	3,026,573	-	-	-
-	OTHER ASSETS	OTHERS	US$	3,403	9,953	6,706	18,271	6,349	44,682	46,520	-	-	-
			UF	2,103	5,836	1,072	1,973	2,485	13,469	11,401	-	-	-
			COP	22	7	14	-	-	43	48	-	-	-
			EUR	156	443	188	-	-	787	772	-	-	-
			PEN	29	15	49	-	-	93	137	-	-	-
			BRL	1,002	3,891	14,414	-	-	19,307	35,555	-	-	-

Trade and other accounts payables
-	OTHERS	OTHERS	US$	330,172	47,781	-	-		377,953	377,953	-	-	-
			CLP	230,997	119,337	-	-		350,334	350,334	-	-	-
			BRL	359,350	5,859	-	-		365,209	365,209	-	-	-
			Other currency	598,619	65,684	-	-		664,303	664,303	-	-	-
Accounts payable to related parties currents
Foreign	Delta Airlines	U.S.A	US$	805	-	-	-		805	805	-	-	-
Foreign	Patagonia Seafarms INC	U.S.A	CLP	7	-	-	-		7	7
97.810.370-9	Inversiones Costa Verde Ltda. y CPA.	Chile	CLP	-	-	105,713	-		105,713	105,713
Foreign	QA Investments Ltd	Jersey Channel Islands	US$	-	-	132,141	-		132,141	132,141	-	-	-
Foreign	QA Investments 2 Ltd	Jersey Channel Islands	US$	-	-	132,141	-		132,141	132,141
Foreign	Lozuy S.A.	Uruguay	US$	-	-	26,428	-	-	26,428	26,428	-	-	-

	Total			1,753,175	938,335	1,296,304	833,065	897,906	5,718,785	5,276,040

	Total consolidated			3,204,384	1,878,017	4,453,109	2,239,119	2,632,373	14,407,002	12,876,233

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2019

Debtor: LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile.

				Up to	More than 90 days	More than one to	More than three to	More than				Annual
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Loans to exporters

97.032.000-8	BBVA	Chile	US$	24,387	76,256	-	-	-	100,643	99,000	At Expiration	3.29	3.29
97.003.000-K	BANCO DO BRASIL	Chile	US$	151,489	50,758	-	-	-	202,247	200,000	At Expiration	2.93	2.93
76.100.458-1	HSBC	Chile	US$	12,098	-	-	-	-	12,098	12,000	At Expiration	3.25	3.25
76.100.458-1	BLADEX	Chile	US$	-	29,277	-	-	-	29,277	29,000	At Expiration	2.82	2.82

Bank loans

97.023.000-9	CORP BANCA	Chile	UF	5,336	10,544	-	-	-	15,880	15,615	Quarterly	3.35	3.35
76.362.099-9	BTG PACTUAL CHILE	Chile	UF	484	1,451	63,872	-	-	65,807	62,769	At Expiration	3.10	3.10
0-E	SANTANDER	Spain	US$	1,514	4,809	141,719	-	-	148,042	137,860	Quarterly	3.62	4.61

Obligations with the public

97.030.000-7	BANCO ESTADO	Chile	UF	-	24,702	208,681	32,228	410,774	676,385	518,032	At Expiration	4.81	4.81
0-E	BANK OF NEW YORK	U.S.A.	US$	28,000	76,125	208,250	884,188	884,000	2,080,563	1,500,000	At Expiration	7.16	6.94

Guaranteed obligations

0-E	BNP PARIBAS	U.S.A.	US$	11,657	50,428	124,106	124,167	302,092	612,450	513,941	Quarterly / Semiannual	3.81	3.81
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	31,733	94,096	244,836	237,815	438,659	1,047,139	866,223	Quarterly	4.45	4.45
0-E	CITIBANK	U.S.A.	US$	5,765	17,296	46,120	46,117	42,175	157,473	143,475	Quarterly	3.76	2.68
0-E	NATIXIS	France	US$	13,365	40,159	99,556	86,984	79,724	319,788	282,906	Quarterly	3.82	3.82
0-E	MUFG	U.S.A.	US$	5,552	27,068	73,726	73,914	209,621	389,881	322,660	Quarterly	3.43	3.43
0-E	INVESTEC	England	US$	1,980	11,164	26,153	11,071	-	50,368	44,087	Semiannual	6.35	6.35

Other guaranteed obligation

0-E	CREDIT AGRICOLE	France	US$	2,326	6,740	260,259	-	-	269,325	253,692	At Expiration	3.74	3.74
0-E	MUFG	U.S.A.	US$	26,607	78,955	198,783	46,131	-	350,476	328,023	Quarterly	3.54	3.54

Financial lease

0-E	ING	U.S.A.	US$	4,025	8,108	-	-	-	12,133	11,806	Quarterly	5.71	5.01
0-E	CREDIT AGRICOLE	France	US$	4,994	15,026	6,671	-	-	26,691	26,091	Quarterly	3.15	2.52
0-E	CITIBANK	U.S.A.	US$	19,412	56,148	117,881	16,653	-	210,094	200,907	Quarterly	3.39	2.80
0-E	PEFCO	U.S.A.	US$	1,950	1,950	-	-	-	3,900	3,827	Quarterly	5.65	5.03
0-E	BNP PARIBAS	U.S.A.	US$	9,353	25,211	28,663	22,502	10,354	96,083	87,729	Quarterly	3.85	3.72
0-E	WELLS FARGO	U.S.A.	US$	35,251	105,691	261,181	203,232	14,382	619,737	591,684	Quarterly	2.67	1.98
97.036.000-K	SANTANDER	Chile	US$	6,145	18,394	47,911	3,158	-	75,608	72,551	Quarterly	3.00	2.46
0-E	RRPF ENGINE	England	US$	1,152	3,432	8,967	8,679	568	22,798	19,643	Monthly	4.01	4.01
0-E	APPLE BANK	U.S.A.	US$	1,661	4,977	13,259	7,380	-	27,277	25,708	Quarterly	3.33	2.73
0-E	BTMU	U.S.A.	US$	3,367	10,081	26,827	14,153	-	54,428	51,340	Quarterly	3.33	2.73
0-E	NATIXIS	France	US$	759	2,299	2,330	-	-	5,388	5,154	Quarterly	4.41	4.41
0-E	KFW IP EX-BANK	Germany	US$	1,804	3,607	-	-	-	5,411	5,328	Quarterly	3.55	3.55
0-E	AIRBUS FINANCIAL	U.S.A.	US$	2,038	5,746	-	-	-	7,784	7,664	Monthly	3.31	3.31
0-E	US BANK	U.S.A.	US$	18,328	54,864	145,364	140,555	17,681	376,792	349,127	Quarterly	4.01	2.82
0-E	PK AIRFINANCE	U.S.A.	US$	2,652	8,136	18,194	-	-	28,982	28,087	Monthly	3.45	3.45

Other loans

0-E	CITIBANK (*)	U.S.A.	US$	26,111	78,742	-	-	-	104,853	101,026	Quarterly	6.00	6.00

Hedge derivative

-	OTHERS	-	US$	-	11,582	18,641	13,530	-	43,753	16,972	-	-	-

	Total			461,295	1,013,822	2,391,950	1,972,457	2,410,030	8,249,554	6,933,927

(*)	Bonus securitized with the future flows of credit card sales in the United States and Canada, through the Guanay Finance Limited company.

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2019

Debtor: TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil.

					More than	More than	More than
				Up to	90 days	one to	three to	More than				Annual
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Bank loans

0-E	NCM	Netherlands	US$	173	499	722	-	-	1,394	1,289	Monthly	6.01	6.01

Financial leases

0-E	NATIXIS	France	US$	4,140	7,965	77,028	-	-	89,133	86,256	Quarterly / Semiannual	6.29	6.29
0-E	WACAP OULEASING S.A.	Luxembourg	US$	835	2,450	3,277	-	-	6,562	6,280	Quarterly	4.32	4.32
0-E	SOCIÉTÉ GÉNÉRALE MILAN BRANCH	Italy	US$	11,286	151,047	-	-	-	162,333	169,931	Quarterly	5.39	5.39
0-E	GA Teles is LLC	U.S.A.	US$	677	1,753	4,675	4,675	10,480	22,260	13,495	Monthly	14.72	14.72
	Total			17,111	163,714	85,702	4,675	10,480	281,682	277,251

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2019

Debtor: LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2, Chile.

					More than	More than	More than
				Up to	90 days	one to	three to	More than				Annual
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Lease Liability

-	AIRCRAFT	OTHERS	US$	146,036	417,929	1,002,564	877,353	1,357,910	3,801,792	3,042,231	-	-	-
-	OTHER ASSETS	OTHERS	US$	3,017	8,649	21,381	19,815	16,314	69,176	53,931	-	-	-
			CLP	160	478	531	-	-	1,169	1,195	-	-	-
			UF	2,713	4,736	5,789	1,373	2,956	17,567	17,145	-	-	-
			COP	71	161	37	2	-	271	259	-	-	-
			EUR	163	387	592	122	-	1,264	1,175	-	-	-
			GBP	16	10	-	-	-	26	24	-	-	-
			MXN	37	93	245	10	-	385	359	-	-	-
			PEN	95	129	83	16	-	323	306	-	-	-
			Other currencies	2,770	8,370	8,508	43,104	-	62,752	55,532	-	-	-
Trade and other accounts payables
-	OTHERS	OTHERS	US$	371,527	13,993	-	-	-	385,520	385,520	-	-	-
			CLP	220,383	905	-	-	-	221,288	221,288	-	-	-
			BRL	486,082	320	-	-	-	486,402	486,402	-	-	-
			Other currencies	576,378	1,716	-	-	-	578,094	578,094	-	-	-
Accounts payable to related parties currents
78.591.370-1	Bethia S.A. y Filiales	Chile	CLP	53	-	-	-	-	53	53	-	-	-
Foreign	Patagonia Seafarms INC	U.S.A.	CLP	3	-	-	-	-	3	3	-	-	-
	Total			1,809,504	457,876	1,039,730	941,795	1,377,180	5,626,085	4,843,517
	Total consolidated			2,287,910	1,635,412	3,517,382	2,918,927	3,797,690	14,157,321	12,054,695

The Company has fuel, interest rate and exchange rate hedging strategies involving derivatives contracts with different financial institutions.

At the end of 2019, the Company had delivered US$ 2.37 million in guarantees for derivative margins, corresponding to cash and standby letters of credit. As of December 31, 2020, the Company maintains guarantees for US $ 0.6 million corresponding to derivative transactions. The decrease was due to: i) the expiration of hedge contracts, ii) acquisition of new hedge contracts, and iii) changes in fuel prices, changes in exchange rates and interest rates.

3.2.	Capital risk management

The objectives of the Company, in relation to capital management are: (i) to meet the minimum equity requirements and (ii) to maintain an optimal capital structure.

The Company monitors contractual obligations and regulatory requirements in the different countries where the group’s companies are domiciled to ensure faithful compliance with the minimum equity requirement, the most restrictive limit of which is to maintain positive liquid equity.

Additionally, the Company periodically monitors the short and long term cash flow projections to ensure that it has sufficient cash generation alternatives to meet future investment and financing commitments.

The international credit rating of the Company is the result of the ability to meet long-term financial commitments. As of December 31, 2020, and as a consequence of the expected decline in demand due to the COVID-19 pandemic and the Company’s filing for voluntary protection under the U.S. Chapter 11 reorganization statute, Standard & Poor’s, Moody’s y Fitch Ratings withdrew their credit ratings for LATAM

3.3.	Estimates of fair value.

At December 31, 2020, the Company maintained financial instruments that should be recorded at fair value. These are grouped into two categories:

1.	Hedge Instruments:

This category includes the following instruments:

-	Interest rate derivative contracts,

-	Fuel derivative contracts,

-	Currency derivative contracts.

2.	Financial Investments:

This category includes the following instruments:

-	Investments in short-term Mutual Funds (cash equivalent)

-	Private investment funds.

The Company has classified the fair value measurement using a hierarchy that reflects the level of information used in the assessment. This hierarchy consists of 3 levels (I) fair value based on quoted prices in active markets for identical assets or liabilities, (II) fair value calculated through valuation methods based on inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) and (III) fair value based on inputs for the asset or liability that are not based on observable market data.

The fair value of financial instruments traded in active markets, such as investments acquired for trading, is based on quoted market prices at the close of the period using the current price of the buyer. The fair value of financial assets not traded in active markets (derivative contracts) is determined using valuation techniques that maximize use of available market information. Valuation techniques generally used by the Company are quoted market prices of similar instruments and / or estimating the present value of future cash flows using forward price curves of the market at period end.

The following table shows the classification of financial instruments at fair value, depending on the level of information used in the assessment:

	As of December 31, 2020				As of December 31, 2019
		Fair value measurements using values				Fair value measurements using values
		considered as				considered as
	Fair value	Level I	Level II	Level III	Fair value	Level I	Level II	Level III
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Assets
Cash and cash equivalents	32,782	32,782	-	-	222,094	222,094	-	-
Short-term mutual funds	32,782	32,782	-	-	222,094	222,094	-	-

Other financial assets, current	4,097	366	3,731	-	471,797	386,688	85,109	-
Fair value interest rate derivatives	-	-	-	-	27,044	-	27,044	-
Fair value of fuel derivatives	1,296	-	1,296	-	48,542	-	48,044	-
Fair value of foreign currency derivative	-	-	-	-	586	-	586	-
Accrued interest since the last payment date Swap of currencies	-	-	-	-	3	-	3	-
Private investment funds	348	348	-	-	386,669	386,669	-	-
Certificate of Deposit (CBD)	2,435	-	2,435	-	8,934	-	8,934	-
Domestic and foreign bonds	18	18	-	-	19	19	-	-

Liabilities
Other financial liabilities, current	5,671	-	5,671	-	50,372	-	50,372	-
Fair value of interest rate derivatives	2,734	-	2,734	-	302	-	302	-
Fair value of foreign currency derivatives	-	-	-	-	48,347	-	48,347	-
Interest accrued since the last payment date of Currency Swap	-	-	-	-	1,723	-	1,723	-
Currency derivative not registered as hedge accounting	2,937	-	2,937	-	-	-	-	-

Additionally, at December 31, 2020, the Company has financial instruments which are not recorded at fair value. In order to meet the disclosure requirements of fair values, the Company has valued these instruments as shown in the table below:

	As of December 31, 2020		As of December 31, 2019
	Book	Fair	Book	Fair
	value	value	value	value
	ThUS$	ThUS$	ThUS$	ThUS$
Cash and cash equivalents	1,663,059	1,663,059	850,486	850,486
Cash on hand	4,277	4,277	4,982	4,982
Bank balance	732,578	732,578	329,633	329,633
Overnight	802,220	802,220	350,080	350,080
Time deposits	123,984	123,894	165,791	165,791
Other financial assets, current	46,153	46,153	27,707	27,707
Other financial assets	46,153	46,153	27,707	27,707
Trade debtors, other accounts receivable and Current accounts receivable	599,180	599,180	1,244,348	1,244,348
Accounts receivable from entities related, current	158	158	19,645	19,645
Other financial assets, not current	33,140	33,140	46,907	46,907
Accounts receivable, non-current	4,986	4,986	4,725	4,725

Other current financial liabilities	3,050,059	2,995,768	1,835,288	2,019,068
Accounts payable for trade and other accounts payable, current	2,322,961	2,322,961	2,222,874	2,222,874
Accounts payable to entities related, current	812	812	56	56
Other financial liabilities, not current	7,803,801	6,509,081	8,530,418	8,846,418
Accounts payable, not current	651,600	651,600	619,110	619,110
Accounts payable to entities related, non-current	396,423	410,706	-	-

The book values of accounts receivable and payable are assumed to approximate their fair values, due to their short-term nature. In the case of cash on hand, bank balances, overnight, time deposits and accounts payable, non-current, fair value approximates their carrying values.

The fair value of other financial liabilities is estimated by discounting the future contractual cash flows at the current market interest rate for similar financial instruments (Level II). In the case of Other financial assets, the valuation was performed according to market prices at period end. The book value of Other financial liabilities, current or non-current, do not include lease liabilities.